TAXATION - Prepaid income taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TAXATION
Total corporate income tax		Rp 1,398	Rp 914
Current portion	$ (22)	(310)	(20)
Non-current portion (Note 14)		1,088	894
The company
TAXATION
Total corporate income tax		406	494
Subsidiaries
TAXATION
Total corporate income tax		Rp 992	Rp 420